Average Annual Total Returns{- Fidelity Founders Fund} - 04.30 Fidelity Founders Fund Retail PRO-04 - Fidelity Founders Fund	Fidelity Founders Fund Return Before Taxes Past 1 year	Fidelity Founders Fund Return Before Taxes Since Inception		Fidelity Founders Fund After Taxes on Distributions Past 1 year	Fidelity Founders Fund After Taxes on Distributions Since Inception		Fidelity Founders Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Founders Fund After Taxes on Distributions and Sales Since Inception		RS003 Past 1 year	RS003 Since Inception
Total	47.20%	32.93%	[1]	47.20%	32.92%	[1]	27.94%	25.78%	[1]	20.89%	21.01%	[1]

[1]	(a)From February 14, 2019